CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 621,106	$ 2,062,083	$ 1,176,829
Revenue from related party	75,301	0	0
Less: allowances and refunds	(67,275)	0	0
Net revenue	629,132	2,062,083	1,176,829
Cost of revenues	3,796,651	2,660,749	1,051,135
Gross profit/(loss)	(3,167,519)	(598,666)	125,694
Operating expenses
Selling and marketing	933,627	664,383	806,221
Research and development	242,232	74,861	176,964
General and administrative	9,109,205	2,456,435	895,798
Total operating expenses	10,285,064	3,195,679	1,878,983
Loss from operations	(13,452,583)	(3,794,345)	(1,753,289)
Other income (expense)
Interest income (expense), net	(1,282,761)	6,905	(4,948)
Change in fair value of derivative liabilities	(1,805,990)	0	0
Total other income (expense)	(3,088,751)	6,905	(4,948)
Loss before provision for income taxes	(16,541,334)	(3,787,440)	(1,758,237)
Provision for income taxes	0	4,000	0
Net loss	(16,541,334)	(3,791,440)	(1,758,237)
Loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.55)	$ (0.13)	$ (0.07)
Diluted (in Dollars per share)	$ (0.55)	$ (0.13)	$ (0.07)
Weighted average shares outstanding
Basic (in Shares)	30,067,693	28,971,983	25,119,175
Diluted (in Shares)	30,067,693	28,971,983	25,119,175
Other Comprehensive loss
Net loss	(16,541,334)	(3,791,440)	(1,758,237)
Unrealized loss from marketable securities	(108,388)	0	0
Comprehensive loss	$ (16,649,722)	$ (3,791,440)	$ (1,758,237)